Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Revenue	€ 41,381	€ 40,859	€ 40,708
External purchases	(18,563)	(18,381)	(18,186)
Other operating income	760	701	739
Other operating expense	(505)	(724)	(546)
Labor expenses	(9,074)	(8,574)	(8,866)
Operating taxes and levies	(1,840)	(1,846)	(1,808)
Gains (losses) on disposal of investments and activities	17	(5)	59
Restructuring and integration costs	(199)	(167)	(499)
Depreciation and amortization	(7,047)	(6,846)	(6,728)
Effects resulting from business combinations		(27)	97
Reclassification of translation adjustment from liquidated entities	1	(8)	14
Impairment of goodwill	(56)	(20)	(814)
Impairment of fixed assets	(49)	(190)	(207)
Share of profits (losses) of associates and joint ventures	3	6	(46)
Operating income	4,829	4,778	3,917
Costs of gross financial debt	(1,341)	(1,274)	(1,407)
Gains (losses) on assets contributing to net financial debt	9	11	23
Foreign exchange gain (loss)	(4)	(63)	(149)
Other net financial expenses	25	(17)	(31)
Effects resulting from BT stake	(51)	(372)	(533)
Finance costs, net	(1,362)	(1,715)	(2,097)
Income tax	(1,309)	(1,052)	(951)
Consolidated net income of continuing operations	2,158	2,011	869
Consolidated net income of discontinued operations (EE)	0	29	2,253
Consolidated net income	2,158	2,040	3,122
Net income attributable to owners of the parent company	1,954	1,843	2,813
Non-controlling interests	€ 204	€ 197	€ 309
Earnings per share [abstract]
Net income of continuing operations - basic (in euros per share)	€ 0.63	€ 0.58	€ 0.10
Net income of continuing operations - diluted (in euros per share)	0.62	0.58	0.10
Net income of discontinued operations - basic (in euros per share)	0.00	0.01	0.85
Net income of discontinued operations - diluted (in euros per share)	0.00	0.01	0.85
Net income - basic (in euros per share)	0.63	0.59	0.95
Net income - diluted (in euros per share)	€ 0.62	€ 0.59	€ 0.95